Net Other Non-Operating Income and Expenses - Schedule Of Other Nonoperating Income Expense (Details) $ in Thousands, ₩ in Millions	12 Months Ended
	Dec. 31, 2023 KRW (₩)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 KRW (₩)	Dec. 31, 2021 KRW (₩)
Other non-operating income
Gain on disposal of property and equipment	₩ 1,790		₩ 155,177	₩ 9,045
Rental income	23,682		26,176	34,791
Gains on a bargain purchase	0	$ 0	0	288
Others	131,995		283,991	81,210
Sub-total	157,467		465,344	125,334
Other non-operating expenses
Loss on disposal of property and equipment	1,839		2,164	6,552
Donation	120,560		94,771	103,647
Restoration Costs	3,642		2,857	3,436
Management cost for written-off loans	3,769		4,296	4,054
Impairment losses on goodwill	6,268		0	0
Others	319,369		171,932	117,182
Sub-total	455,447		276,020	234,871
Net other non-operating income (expenses)	₩ (297,980)		₩ 189,324	₩ (109,537)